Notes Payable (Tables)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable consists of the following:

	March 31, 2019	December 31, 2018
	(In millions)
99 Term Loan	$35.3	$36.1
99 Revolver	12.0	—
99 DLOC Loan	—	—
Margin Facility	150.0	—
Brasada Interstate Loans	11.7	11.7
Other	3.2	0.3
Notes payable, total	$212.2	$48.1
Less: Notes payable, current	5.9	5.9
Notes payable, long term	$206.3	$42.2

Gross Principal Maturities of Notes Payable	Gross principal maturities of notes payable and the FNF Revolver at March 31, 2019 are as follows (in millions):

2019 (remaining)	$4.5
2020	6.6
2021	155.9
2022	105.8
2023	28.5
Thereafter	9.2
$310.5